Share capital (Details Narrative) - USD ($)							3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 29, 2026	Jun. 15, 2026	Jun. 10, 2026	Nov. 21, 2025	Oct. 07, 2025	Oct. 03, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								Unlimited	Unlimited
Common stock, shares issued							24,691,846	24,691,846	19,922,402
Common stock, shares outstanding							24,691,846	24,691,846	19,922,402
Reverse stock split					1-to-4 reverse stock split
Shares issued, value							$ 4,625,538
Gross proceeds of offering				$ 250,000,000
Stock option, description								Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Group’s stock at the date of grant, less a discount of up to 25%.
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized							2,000	2,000
Preferred stock, par value							$ 1,000	$ 1,000
Preferred stock, shares issued							0	0	0
Preferred stock, shares outstanding							0	0	0
Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of pre-funded warrant shares	1,300,000	1,500,000					2,800,000	2,800,000
Purchase price							$ 0.71	$ 0.71
Pre-funded warrant exercise price						$ 0.0001
Proceeds from warrant exercises	$ 13	$ 15
Number of pre-funded warrant remained outstanding							1,175,000	1,175,000
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds of offering			$ 5,350,000
Placement agent fees			370,000
Other offering costs			350,000
Net proceeds of offering			$ 4,630,000
Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of pre-funded warrant shares			3,975,000
Purchase price			$ 0.89999
Pre-funded warrant exercise price			$ 0.00001				$ 0.00001	$ 0.00001
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						16,825,577	4,769,444
Shares issued, reverse stock split					67,302,300
Reverse stock split					4-1 reverse stock split
Shares issued, value							$ 4,625,538
Common Stock [Member] | Equity Line of Credit Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued									2,619,876
Shares issued, reverse stock split					10,479,504
Reverse stock split					4-1 reverse stock split
Shares issued, value									$ 23,027,502
Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			1,969,444
Purchase price			$ 0.90